FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about credit risk explanatory [Table Text Block]
	December 31, 2022	December 31, 2021
Current	$644,713	$341,746
1 - 60 days	537,080	319,346
61 days and over	58,832	27,952
	$1,240,625	$689,044

Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31, 2022	December 31, 2021
Cash	$63,799	$1,210,548
Accounts receivable	141,354	116,186
Accounts payable and accrued liabilities	(267,124)	(116,573)
	$(61,971)	$1,210,161